Accounting Changes and Reclassifications - Summary of Impact on Transition to IFRS 16 (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Jan. 01, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of significant accounting policies [line items]
Right of use assets	$ 3,757,897	$ 70,818,314
Lease liability		$ 68,148,627		$ 70,651,797
IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Right of use assets			$ 72,760,580
Lease liability			$ 70,651,797